Amounts Receivable and Other Assets (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Trade and other receivables [abstract]
Sales tax refundable	$ 16,858	$ 7,304
Contributions receivable (note 6(a) and 6(b))	0	300,291
Prepaid insurance	66,520	0
Total	$ 83,378	$ 307,595